Summary of Significant Accounting Policies (Narrative) (Details)		12 Months Ended
	Jan. 19, 2017 $ / shares	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating segments | segment		1
Required cash on hand with Federal Reserve Bank		$ 1,091,000	$ 1,351,000
Gross unrealized losses		$ 0	$ 0
Core Deposits [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Intangible asset useful life		7 years
Amortization of core deposit intangible asset, FY 2017		$ 10,000
Subsequent Event [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Dividends, date declared	Jan. 19, 2017
Percentage increase in dividend	9.01%
Dividends payable (dollars per share) | $ / shares	$ 0.12
Dividends, date to be paid	Mar. 15, 2017
Dividends, date of record	Feb. 28, 2017
Ohio State Bancshares, Inc. [Member] | Core Deposits [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Intangible asset useful life		10 years
Amortization of core deposit intangible asset, FY 2017		$ 96,000
Amortization of core deposit intangible asset, FY 2018		96,000
Amortization of core deposit intangible asset, FY 2019		96,000
Amortization of core deposit intangible asset, FY 2020		96,000
Amortization of core deposit intangible asset each year, FY 2020, 2021, 2022, and 2023		96,000
Amortization of core deposit intangible asset, FY 2024		$ 96,000
Minimum [Member] | Building [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant, and equipment, useful life		20 years
Minimum [Member] | Equipment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant, and equipment, useful life		3 years
Maximum [Member] | Building [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant, and equipment, useful life		40 years
Maximum [Member] | Equipment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant, and equipment, useful life		10 years